Capital Stock (Details)						12 Months Ended
	Nov. 17, 2023 USD ($)	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)	Oct. 01, 2022 USD ($)	Nov. 01, 2021 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Nov. 24, 2021 USD ($)
Capital Stock [Line Items]
Common stock, shares issued						13,113,173	11,998,173
Share based award vesting aggregate value (in Dollars) | $							$ 1,654,942	$ 3,455,680
Common shares, value (in Dollars) | $									$ 1,250,000
Common shares						201,614
Common shares, price amount (in Dollars) | $						$ 1,250,000
Redemption shares						201,614
Common shares issued							150,000
Common shares issued value (in Dollars) | $							$ 244,500
Common shares repurchased							201,614
Cash consideration (in Dollars) | $							$ 1,250,000
Number of shares						1
Unit contains warrant						1
Warrant exercisable						1
Warrant exercise price per share (in Dollars per share) | $ / shares						$ 2
Warrant issuance date						5 years
Number of stock options, granted						1,030,000	90,000
Number of stock options						1,485,000	455,000	365,000
Aggregate intrinsic value (in Dollars) | $
Unrecognized compensation cost (in Dollars) | $						$ 32,861
Aggregate of granted shares								875,000
Fair value price per share (in Dollars per share) | $ / shares						$ 1.16	$ 1.63	$ 4.1
Aggregate shares								640,000
Restricted stock divided price (in Dollars) | $								$ 30,000
Shares received grant (in Dollars) | $				$ 22,500	$ 27,000
Aggregate shares issued					90,000	440,000
Annual bonus shares					80,000			80,000
Issued shares						50,000		185,000
Share based awards granted fair value							300,000
Percentage of consulting services							50.00%
Share-based awards granted value		$ 3,846	¥ 27,000
Employee shares issued							2,564
Share-based compensation expenses (in Dollars) | $						$ 1,977,186	$ 2,061,810	$ 4,813,049
Total investment (in Dollars) | $	$ 7,500,000
Number of subscribe units	900
Issued contributing value (in Dollars) | $	$ 3,762,395					$ 800,000
Owns interest percentage	40.00%
Total ownership value (in Dollars) | $	$ 7,500,000
Investment was diluted (in Dollars) | $	3,750,000
Actual contributions (in Dollars) | $	$ 762,346
Gilmore [Member]
Capital Stock [Line Items]
Owned percent	100.00%
South Gilmore One [Member]
Capital Stock [Line Items]
Owned percent	40.00%
Investment in Subsidiary [Member]
Capital Stock [Line Items]
Owned percent	40.00%
NCI’s [Member]
Capital Stock [Line Items]
Owned percent	10.00%
Minimum [Member]
Capital Stock [Line Items]
Recognized term						3 months
Vesting period								1 year
Number of subscribe units	600
Issued contributing value (in Dollars) | $	$ 3,750,000
Maximum [Member]
Capital Stock [Line Items]
Recognized term						2 years 3 months
Vesting period								2 years
Number of subscribe units	1,500
Issued contributing value (in Dollars) | $	$ 3,737,727
Common Stock [Member]
Capital Stock [Line Items]
Units issued						400,000
Issued contributing value (in Dollars) | $						$ 635
Share-Based Payment Arrangement [Member]
Capital Stock [Line Items]
Share based award vesting aggregate value (in Dollars) | $						$ 834,399
Issued shares						75,000
Share-Based Awards [Member]
Capital Stock [Line Items]
Fair value price per share (in Dollars per share) | $ / shares							$ 1.63
Aggregate shares issued							80,000	16,247
Director Grant [Member]
Capital Stock [Line Items]
Issued shares							71,519
Common Share Awards [Member]
Capital Stock [Line Items]
Share-based compensation expenses (in Dollars) | $						$ 834,399	$ 1,796,179	$ 3,455,680
Ms. Majorie Cowan [Member] | Mr. Gary Pratt [Member]
Capital Stock [Line Items]
Shares received grant (in Dollars) | $					$ 22,500
Acquisition of AEGC [Member]
Capital Stock [Line Items]
Common stock, shares issued								201,614
South Gilmore One [Member]
Capital Stock [Line Items]
Issued contributing value (in Dollars) | $	$ 3,750,000
Director [Member] | Common Stock [Member]
Capital Stock [Line Items]
Common stock, shares issued						715,000		736,247
Director [Member] | Directors, executives and employees [Member]
Capital Stock [Line Items]
Common stock, shares issued							699,083
Officer [Member]
Capital Stock [Line Items]
Fair value price per share (in Dollars per share) | $ / shares						$ 4.1
Issued shares						440,000	80,000
Chief Executive Officer [Member]
Capital Stock [Line Items]
Fair value price per share (in Dollars per share) | $ / shares							$ 2.21
Aggregate shares issued							360,000
Chief Executive Officer [Member] | Share-Based Awards [Member]
Capital Stock [Line Items]
Aggregate shares							360,000
Consultant [Member]
Capital Stock [Line Items]
Common shares issued						150,000	150,000
Fair value price per share (in Dollars per share) | $ / shares						$ 0.84
Aggregate shares issued						150,000
Private Placement [Member]
Capital Stock [Line Items]
Units issued						400,000
Price per share (in Dollars per share) | $ / shares						$ 2
Total gross proceeds (in Dollars) | $						$ 800,000